UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number	811-00524

The Dreyfus/Laurel Funds Trust
(Exact name of Registrant as specified in charter)

c/o The Dreyfus Corporation 200 Park Avenue New York, New York 10166
(Address of principal executive offices) (Zip code)

John Pak, Esq. 200 Park Avenue New York, New York 10166
(Name and address of agent for service)

Registrant's telephone number, including area code:	(212) 922-6000

Date of fiscal year end:	12/31
Date of reporting period:	6/30/14

The following N-CSR relates only to Dreyfus High Yield Fund and does not affect the other series of the Registrant, which have different fiscal year ends and, therefore, different N-CSR reporting requirements. Separate N-CSR Forms will be filed for those series, as appropriate.

FORM N-CSR

Item 1.       Reports to Stockholders.

Dreyfus

High Yield Fund

SEMIANNUAL REPORT June 30, 2014

Save time. Save paper. View your next shareholder report online as soon as it’s available. Log into www.dreyfus.com and sign up for Dreyfus eCommunications. It’s simple and only takes a few minutes.

The views expressed in this report reflect those of the portfolio manager only through the end of the period covered and do not necessarily represent the views of Dreyfus or any other person in the Dreyfus organization. Any such views are subject to change at any time based upon market or other conditions and Dreyfus disclaims any responsibility to update such views.These views may not be relied on as investment advice and, because investment decisions for a Dreyfus fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Dreyfus fund.

Not FDIC-Insured • Not Bank-Guaranteed • May Lose Value

Contents

THE FUND
2	A Letter from the President
3	Discussion of Fund Performance
6	Understanding Your Fund’s Expenses
6	Comparing Your Fund’s Expenses
With Those of Other Funds
7	Statement of Investments
29	Statement of Assets and Liabilities
30	Statement of Operations
31	Statement of Changes in Net Assets
33	Financial Highlights
36	Notes to Financial Statements
50	Information About the Renewal of the Fund’s
Investment Management Agreement

FOR MORE INFORMATION
Back Cover

Dreyfus
High Yield Fund

The Fund

A LETTER FROM THE PRESIDENT

Dear Shareholder:

We are pleased to present this semiannual report for Dreyfus High Yield Fund, covering the six-month period from January 1, 2014, through June 30, 2014. For information about how the fund performed during the reporting period, as well as general market perspectives, we provide a Discussion of Fund Performance on the pages that follow.

U.S. bonds defied many analysts’ expectations over the first half of 2014 when long-term interest rates moderated and prices of U.S. government securities climbed. Despite a series of gradual reductions in quantitative easing by monetary policymakers, rates at the longer end of the market’s maturity range generally fell amid low inflation concerns and the weather-related economic contraction during the first quarter of the year.

We believe we already have seen signs that the economy’s winter contraction will likely prove temporary, including stronger labor markets, greater manufacturing activity, rebounding housing starts, and rising household wealth. While these developments portend well for corporate-backed bonds over the remainder of the year, the likelihood of rising interest rates suggests that selectivity and a long-term perspective could become more important determinants of potential investment success. As always, we encourage you to talk with your financial advisor about our observations and their implications for your investments.

Thank you for your continued confidence and support.

J. Charles Cardona
President
The Dreyfus Corporation
July 15, 2014

DISCUSSION OF FUND PERFORMANCE

For the period of January 1, 2014, through June 30, 2014, as provided by Chris Barris and Kevin Cronk, Portfolio Managers

Fund and Market Performance Overview

For the six-month period ended June 30, 2014, Dreyfus High Yield Fund’s Class A shares produced a total return of 5.03%, Class C shares returned 4.64%, and Class I shares returned 5.15%.1 In comparison, the BofA Merrill Lynch U.S. High Yield Master II Constrained Index (the “Index”), the fund’s benchmark, achieved a total return of 5.64% over the same period.2

High yield bonds fared relatively well over the first half of 2014 as yield differences narrowed across the market’s credit quality spectrum despite pronounced economic weakness early in the year. The fund produced lower returns than the benchmark, mainly due to underweighted exposure to BB-rated securities.

The Fund’s Investment Approach

The fund seeks to maximize total return, consisting of capital appreciation and current income.

At least 80% of the fund’s assets are invested in fixed-income securities that are rated below investment grade (“high yield” or “junk” bonds) or are the unrated equivalent as determined by Dreyfus. Individual issues are selected based on careful credit analysis. We thoroughly analyze the business, management, and financial strength of each of the companies whose bonds we buy, then project each issuer’s ability to repay its debt.

High Yield Bonds Continued to Advance

At the end of 2013, evidence of an accelerating economic recovery and the Federal Reserve Board’s (the “Fed”) decision to begin reducing its massive quantitative easing program drove yields of 10-year U.S.Treasury securities above 3% for the first time in more than two years. However, renewed global economic concerns at the start of the reporting period caused yields to moderate, and the Fed’s new chairperson backed away from previous employment and inflation targets, making clear that short-term interest rates were likely to remain near historically low levels for some time to come.

The Fund 3

DISCUSSION OF FUND PERFORMANCE (continued)

Meanwhile, harsh winter weather dampened domestic economic activity: the U.S. Department of Commerce estimated that U.S. GDP contracted at a 2.9% annualized rate over the first quarter of 2014 even as the unemployment rate continued to decline.

In this environment, yields of longer term U.S. Treasury securities fell, driving income-oriented investors to riskier securities with competitively high yields. As a result, investor demand intensified for high yield bonds.Those rated toward the top of the below-investment-grade credit quality spectrum, particularly bonds with BB ratings, benefited from investors’ reach for higher yields. CCC-rated bonds also fared relatively well, but B-rated bonds lagged.

Constructive Posture Dampened Relative Performance

In light of improving economic conditions at the start of 2014, we generally established a constructive investment posture, including an emphasis on B- and CCC-rated securities and underweighted exposure to BB-rated bonds. However, this positioning proved counterproductive when the U.S. economy hit a soft patch during the first quarter of the year and BB-rated bonds outperformed their counterparts in lower rating tiers.The fund’s relative results also were undermined to a degree by our interest rate strategy: lower rated securities typically have shorter maturities, and the fund’s relatively short average duration prevented it from participating more fully in strength among higher rated, longer maturity bonds. Finally, from a security selection viewpoint, the fund’s holdings in the energy and utilities sectors generally trailed market averages.

The fund achieved better results compared to its benchmark from our security selection strategy in the financials sector.The fund also benefited from overweighted exposure to the better performing information technology and telecommunications services sectors.

Strategies for a Changing Market Environment

In light of mounting evidence that the U.S. economic recovery got back on track during the second quarter of 2014, we currently expect U.S. GDP growth to continue to accelerate over the remainder of the year.While stronger growth potentially raises the risks of rising interest rates and heightened bond market volatility, it should prove supportive of high yield securities, which tend to respond more to their issuers’ underlying credit fundamentals than changes in interest rates.We also expect high yield securities to continue to benefit from low default rates and narrowing yield differences relative to U.S.Treasury securities.

Therefore, as of the reporting period’s end, we have maintained a generally constructive investment posture, with a focus on bonds with credit ratings toward the lower end of the below-investment-grade range. In addition, due to the potential for higher long-term interest rates, we have maintained the fund’s average duration in a position that is modestly shorter than that of the benchmark. At the same time, we have begun to see signs of quality issues in the new issuance market for high yield bonds, and we have become increasingly mindful of the need to carefully evaluate the strengths and weaknesses of individual issuers. In our judgment, these strategies should position the fund well to participate in relatively sound, high yielding investment opportunities as they become available.

July 15, 2014

Bond funds are subject generally to interest rate, credit, liquidity, and market risks, to varying degrees, all of which are more fully described in the fund’s prospectus. Generally, all other factors being equal, bond prices are inversely related to interest-rate changes, and rate increases can cause price declines.
High yield bonds are subject to increased credit risk and are considered speculative in terms of the issuer’s perceived ability to continue making interest payments on a timely basis and to repay principal upon maturity.

1 Total return includes reinvestment of dividends and any capital gains paid, and does not take into consideration the maximum initial sales charge in the case of Class A shares, or the applicable contingent deferred sales charge imposed on redemptions in the case of Class C shares. Had these charges been reflected, returns would have been lower. Past performance is no guarantee of future results. Share price, yield, and investment return fluctuate such that upon redemption, fund shares may be worth more or less than their original cost.
2 SOURCE: LIPPER INC. — Reflects reinvestment of dividends and, where applicable, capital gain distributions.
The BofA Merrill Lynch U.S. HighYield Master II Constrained Index is an unmanaged performance benchmark composed of U.S. dollar-denominated domestic andYankee bonds rated below investment grade with at least $100 million par amount outstanding and at least one year remaining to maturity. Bonds are capitalization-weighted.Total allocations to an issuer are capped at 2%.The index does not reflect fees and expenses to which the fund is subject.

The Fund 5

UNDERSTANDING YOUR FUND’S EXPENSES (Unaudited)

As a mutual fund investor, you pay ongoing expenses, such as management fees and other expenses. Using the information below, you can estimate how these expenses affect your investment and compare them with the expenses of other funds.You also may pay one-time transaction expenses, including sales charges (loads) and redemption fees, which are not shown in this section and would have resulted in higher total expenses. For more information, see your fund’s prospectus or talk to your financial adviser.

Review your fund’s expenses

The table below shows the expenses you would have paid on a $1,000 investment in Dreyfus High Yield Fund from January 1, 2014 to June 30, 2014. It also shows how much a $1,000 investment would be worth at the close of the period, assuming actual returns and expenses.

Expenses and Value of a $1,000 Investment assuming actual returns for the six months ended June 30, 2014

	Class A	Class C	Class I
Expenses paid per $1,000†	$4.83	$8.63	$3.56
Ending value (after expenses)	$1,050.30	$1,046.40	$1,051.50

COMPARING YOUR FUND’S EXPENSES WITH THOSE OF OTHER FUNDS (Unaudited)

Using the SEC’s method to compare expenses

The Securities and Exchange Commission (SEC) has established guidelines to help investors assess fund expenses. Per these guidelines, the table below shows your fund’s expenses based on a $1,000 investment, assuming a hypothetical 5% annualized return. You can use this information to compare the ongoing expenses (but not transaction expenses or total cost) of investing in the fund with those of other funds.All mutual fund shareholder reports will provide this information to help you make this comparison. Please note that you cannot use this information to estimate your actual ending account balance and expenses paid during the period.

Expenses and Value of a $1,000 Investment
assuming a hypothetical 5% annualized return for the six months ended June 30, 2014

	Class A	Class C	Class I
Expenses paid per $1,000†	$4.76	$8.50	$3.51
Ending value (after expenses)	$1,020.08	$1,016.36	$1,021.32

† Expenses are equal to the fund’s annualized expense ratio of .95% for Class A, 1.70% for Class C and .70%
for Class I, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

STATEMENT OF INVESTMENTS

June 30, 2014 (Unaudited)

	Coupon	Maturity	Principal
Bonds and Notes—94.7%	Rate (%)	Date	Amount ($)[a]		Value ($)
Aerospace & Defense—1.4%
Bombardier,
Sr. Unscd. Notes	6.00	10/15/22	4,135,000	[b]	4,243,544
Bombardier,
Sr. Unscd. Notes	7.75	3/15/20	3,125,000	[b]	3,547,344
CPI International,
Gtd. Notes	8.75	2/15/18	3,410,000	[c]	3,589,025
TransDigm,
Gtd. Notes	5.50	10/15/20	1,675,000		1,710,845
TransDigm,
Gtd. Notes	6.00	7/15/22	1,760,000	[b]	1,810,600
TransDigm,
Gtd. Notes	6.50	7/15/24	7,740,000	[b]	8,068,950
					22,970,308
Automotive—2.0%
Chrysler Group,
Scd. Notes	8.00	6/15/19	2,350,000		2,564,437
Chrysler Group,
Scd. Notes	8.25	6/15/21	6,565,000	[d]	7,451,275
General Motors Financial,
Gtd. Notes	3.25	5/15/18	585,000		595,237
Gestamp Funding Luxembourg,
Sr. Scd. Notes	5.63	5/31/20	7,595,000	[b]	7,955,762
Goodyear Tire & Rubber,
Gtd. Notes	6.50	3/1/21	3,850,000		4,196,500
Goodyear Tire & Rubber,
Gtd. Notes	8.25	8/15/20	4,025,000		4,437,562
Jaguar Land Rover Automotive,
Gtd. Notes	5.63	2/1/23	1,800,000	[b,d]	1,919,250
Schaeffler Holding Finance,
Sr. Scd. Notes	6.88	8/15/18	4,125,000	[b]	4,367,344
					33,487,367
Banking—4.4%
Ally Financial,
Gtd. Notes	4.75	9/10/18	5,535,000		5,887,856
Ally Financial,
Gtd. Notes	7.50	9/15/20	5,080,000		6,140,450
Ally Financial,
Gtd. Notes	8.00	11/1/31	1,190,000		1,526,175

The Fund 7

STATEMENT OF INVESTMENTS (Unaudited) (continued)

		Coupon	Maturity	Principal
Bonds and Notes (continued)		Rate (%)	Date	Amount ($)[a]		Value ($)
Banking (continued)
Bank of America,
Jr. Sub. Cap. Secs., Ser. K		8.00	7/29/49	4,195,000	[c]	4,665,293
Barclays,
Jr. Sub. Bonds	EUR	6.50	6/15/49	5,925,000	[c]	8,190,179
Barclays Bank,
Jr. Sub. Notes	EUR	4.88	12/29/49	2,530,000	[c,d]	3,421,892
Citigroup,
Jr. Sub. Notes		5.95	7/29/49	8,255,000	[c]	8,347,869
Lloyds Banking Group,
Jr. Sub. Bonds		6.27	11/29/49	4,409,000	[b,c]	4,585,360
Lloyds Banking Group,
Jr. Sub. Notes		6.66	1/29/49	3,260,000	[b,c]	3,659,350
Lloyds Banking Group,
Jr. Sub. Bonds		7.50	4/30/49	10,091,000	[c]	10,762,051
RBS Capital Trust III,
Bank Gtd. Notes		5.51	9/29/49	9,380,000	[c,d]	9,333,100
Royal Bank of Scotland Group,
Sub. Notes		6.00	12/19/23	2,460,000		2,669,454
Royal Bank of Scotland Group,
Sub. Notes		6.13	12/15/22	3,660,000		4,016,407
Royal Bank of Scotland,
Sub. Notes		9.50	3/16/22	1,030,000	[c]	1,209,874
						74,415,310
Building Materials—1.8%
Allegion US Holding,
Gtd. Notes		5.75	10/1/21	4,690,000	[b]	4,959,675
American Builders &
Contractors Supply,
Sr. Unscd. Notes		5.63	4/15/21	3,490,000	[b]	3,620,875
Building Materials Corp. of
America, Sr. Unscd. Notes		6.75	5/1/21	3,130,000	[b]	3,380,400
Cemex,
Sr. Scd. Notes		9.50	6/15/18	3,160,000	[b,d]	3,634,000
Gibraltar Industries,
Gtd. Notes		6.25	2/1/21	3,240,000	[c]	3,385,800
Grupo Isolux Corsan Finance,
Gtd. Bonds	EUR	6.63	4/15/21	3,015,000	[b]	4,221,330
Nortek,
Gtd. Notes		8.50	4/15/21	5,200,000		5,772,000

	Coupon	Maturity	Principal
Bonds and Notes (continued)	Rate (%)	Date	Amount ($)[a]		Value ($)
Building Materials (continued)
RSI Home Products,
Scd. Notes	6.88	3/1/18	2,304,000	[b]	2,465,280
					31,439,360
Cable-Satellite—6.6%
Cablevision Systems,
Sr. Unscd. Notes	8.00	4/15/20	2,545,000		2,899,709
Cablevision Systems,
Sr. Unscd. Notes	8.63	9/15/17	2,435,000		2,839,819
CCO Holdings,
Gtd. Notes	5.25	9/30/22	2,815,000	[d]	2,867,781
CCO Holdings,
Gtd. Notes	5.75	9/1/23	1,585,000		1,648,400
CCO Holdings,
Gtd. Notes	6.63	1/31/22	7,035,000		7,589,006
Cequel Communications Holdings I,
Sr. Unscd. Notes	6.38	9/15/20	7,540,000	[b]	8,048,950
DISH DBS,
Gtd. Notes	5.13	5/1/20	4,660,000		4,910,475
DISH DBS,
Gtd. Notes	5.88	7/15/22	3,100,000	[d]	3,371,250
DISH DBS,
Gtd. Notes	6.75	6/1/21	7,425,000		8,483,063
Hughes Satellite Systems,
Gtd. Notes	7.63	6/15/21	7,195,000		8,274,250
Intelsat Jackson Holdings,
Gtd. Notes	7.25	10/15/20	7,040,000		7,603,200
Intelsat Luxembourg,
Gtd. Bonds	7.75	6/1/21	10,250,000		10,890,625
Mediacom Broadband,
Sr. Unscd. Notes	5.50	4/15/21	1,680,000	[b]	1,707,300
Mediacom Broadband,
Sr. Unscd. Notes	6.38	4/1/23	674,000		714,440
Nara Cable Funding,
Sr. Scd. Notes	8.88	12/1/18	4,320,000	[b]	4,633,200
Numericable Group,
Sr. Scd. Bonds	6.00	5/15/22	2,250,000	[b]	2,342,812
Numericable Group,
Sr. Scd. Bonds	6.25	5/15/24	5,750,000	[b]	6,008,750

The Fund 9

STATEMENT OF INVESTMENTS (Unaudited) (continued)

		Coupon	Maturity	Principal
Bonds and Notes (continued)		Rate (%)	Date	Amount ($)[a]		Value ($)
Cable-Satellite (continued)
RCN Telecom Services,
Sr. Unscd. Notes		8.50	8/15/20	4,310,000	[b]	4,633,250
Unitymedia Hessen & Co.,
Sr. Scd. Notes		7.50	3/15/19	4,235,000	[b]	4,542,038
UPCB Finance V,
Sr. Scd. Notes		7.25	11/15/21	4,225,000	[b]	4,668,625
Virgin Media Finance,
Gtd. Notes		6.38	4/15/23	8,850,000	[b,d]	9,646,500
Virgin Media Secured Finance,
Sr. Scd. Notes		5.38	4/15/21	1,375,000	[b]	1,450,625
Wave Holdco,
Sr. Unscd. Notes		8.25	7/15/19	1,995,000	[b]	2,057,344
						111,831,412
Chemicals—2.6%
Axalta Coating Systems/Dutch,
Gtd. Notes		7.38	5/1/21	10,620,000	[b,d]	11,628,900
Hexion U.S. Finance,
Sr. Scd. Notes		6.63	4/15/20	3,350,000		3,567,750
Hexion U.S. Finance,
Sr. Scd. Notes		8.88	2/1/18	4,060,000		4,232,550
Ineos Finance,
Sr. Scd. Notes		8.38	2/15/19	3,240,000	[b]	3,551,850
INEOS Group Holdings,
Gtd. Notes	EUR	6.50	8/15/18	4,540,000	[d]	6,496,371
Pinnacle Operating,
Scd. Notes		9.00	11/15/20	3,420,000	[b]	3,719,250
Rentech Nitrogen Partners,
Scd. Notes		6.50	4/15/21	7,005,000	[b]	7,110,075
TPC Group,
Sr. Scd. Notes		8.75	12/15/20	4,005,000	[b]	4,455,562
						44,762,308
Construction Machinery—1.9%
Ahern Rentals,
Scd. Notes		9.50	6/15/18	2,980,000	[b,d]	3,300,350
Ashtead Capital,
Scd. Notes		6.50	7/15/22	4,457,000	[b]	4,891,557
H&E Equipment Services,
Gtd. Notes		7.00	9/1/22	6,345,000		7,042,950

	Coupon	Maturity	Principal
Bonds and Notes (continued)	Rate (%)	Date	Amount ($)[a]		Value ($)
Construction Machinery (continued)
Jurassic Holdings III,
Scd. Notes	6.88	2/15/21	6,375,000	[b]	6,518,437
Manitowoc,
Gtd. Notes	8.50	11/1/20	3,035,000		3,399,200
United Rentals North America,
Gtd. Notes	7.38	5/15/20	5,170,000		5,738,700
United Rentals North America,
Gtd. Notes	7.63	4/15/22	1,995,000		2,249,362
					33,140,556
Consumer Cyclical Services—1.7%
Mobile Mini,
Gtd. Notes	7.88	12/1/20	3,570,000		3,927,000
Reliance Intermediate Holdings,
Sr. Scd. Notes	9.50	12/15/19	5,580,000	[b]	6,054,300
ServiceMaster,
Gtd. Notes	7.00	8/15/20	3,835,000		4,098,656
ServiceMaster,
Gtd. Notes	8.00	2/15/20	3,745,000		4,053,962
West,
Gtd. Notes	5.38	7/15/22	11,580,000	[b]	11,493,150
					29,627,068
Consumer Products—.2%
ACCO Brands,
Gtd. Notes	6.75	4/30/20	2,455,000	[d]	2,583,887
Distributors—.6%
Ferrellgas,
Sr. Unscd. Notes	6.50	5/1/21	1,000,000		1,048,750
Ferrellgas,
Sr. Unscd. Notes	6.75	1/15/22	6,686,000	[b]	7,020,300
Ferrellgas Partners,
Sr. Unscd. Notes	8.63	6/15/20	1,585,000		1,699,913
					9,768,963
Diversified Manufacturing—2.2%
Accudyne Industries,
Gtd. Notes	7.75	12/15/20	4,780,000	[b,d]	5,138,500
Dynacast International,
Scd. Notes	9.25	7/15/19	5,875,000		6,491,875

The Fund 11

STATEMENT OF INVESTMENTS (Unaudited) (continued)

		Coupon	Maturity	Principal
Bonds and Notes (continued)		Rate (%)	Date	Amount ($)[a]		Value ($)
Diversified Manufacturing (continued)
Gardner Denver,
Sr. Unscd. Notes		6.88	8/15/21	8,135,000	[b,d]	8,582,425
Gates Global,
Sr. Unscd. Notes	EUR	5.75	7/15/22	3,180,000		4,343,489
Gates Global,
Sr. Unscd. Notes		6.00	7/15/22	3,400,000	[b]	3,417,000
Griffon,
Gtd. Notes		5.25	3/1/22	3,170,000		3,162,075
Rexel,
Sr. Unscd. Notes		6.13	12/15/19	4,515,000	[b]	4,797,187
WESCO Distribution,
Gtd. Notes		5.38	12/15/21	2,225,000	[b]	2,280,625
						38,213,176
Electric—2.2%
AES,
Sr. Unscd. Notes		7.38	7/1/21	9,565,000		11,238,875
AES,
Sr. Unscd. Notes		8.00	6/1/20	1,045,000		1,261,837
Calpine,
Sr. Scd. Notes		6.00	1/15/22	4,544,000	[b]	4,918,880
Calpine,
Sr. Scd. Notes		7.50	2/15/21	2,244,000	[b]	2,437,545
Calpine,
Sr. Scd. Notes		7.88	1/15/23	4,215,000	[b]	4,720,800
Covanta Holding,
Sr. Unscd. Notes		5.88	3/1/24	1,985,000		2,061,919
NRG Energy,
Gtd. Notes		6.25	7/15/22	3,650,000	[b]	3,896,375
NRG Energy,
Gtd. Notes		6.63	3/15/23	1,605,000		1,745,437
NRG Energy,
Gtd. Notes		7.88	5/15/21	4,090,000		4,555,237
						36,836,905
Energy—10.6%
Antero Resources,
Gtd. Notes		5.13	12/1/22	5,510,000	[b]	5,668,412
Antero Resources Finance,
Gtd. Notes		5.38	11/1/21	2,590,000		2,696,837

	Coupon	Maturity	Principal
Bonds and Notes (continued)	Rate (%)	Date	Amount ($)[a]		Value ($)
Energy (continued)
Athlon Holdings,
Gtd. Notes	6.00	5/1/22	6,545,000	[b]	6,790,437
Bonanza Creek Energy,
Gtd. Notes	6.75	4/15/21	7,345,000		7,895,875
Bristow Group,
Gtd. Notes	6.25	10/15/22	3,297,000		3,556,639
Carrizo Oil & Gas,
Gtd. Notes	7.50	9/15/20	6,395,000		7,050,487
Chesapeake Energy,
Gtd. Notes	6.63	8/15/20	4,635,000		5,353,425
Diamondback Energy,
Gtd. Notes	7.63	10/1/21	5,926,000	[b]	6,548,230
Dresser-Rand Group,
Gtd. Notes	6.50	5/1/21	3,565,000		3,832,375
Forum Energy Technologies,
Gtd. Notes	6.25	10/1/21	5,395,000	[b]	5,745,675
Halcon Resources,
Gtd. Notes	8.88	5/15/21	3,185,000		3,439,800
Halcon Resources,
Gtd. Notes	9.75	7/15/20	7,300,000		8,002,625
Hercules Offshore,
Gtd. Notes	6.75	4/1/22	4,180,000	[b,d]	3,986,675
Hercules Offshore,
Gtd. Notes	7.50	10/1/21	610,000	[b,d]	608,475
Hercules Offshore,
Gtd. Notes	8.75	7/15/21	6,155,000	[b]	6,539,687
Jones Energy Holdings,
Gtd. Notes	6.75	4/1/22	4,330,000	[b]	4,578,975
Laredo Petroleum,
Gtd. Notes	5.63	1/15/22	3,165,000		3,287,644
MEG Energy,
Gtd. Notes	6.50	3/15/21	4,715,000	[b]	5,021,475
Newfield Exploration,
Sr. Sub. Notes	6.88	2/1/20	5,385,000		5,735,025
Northern Oil and Gas,
Gtd. Notes	8.00	6/1/20	7,535,000		8,081,287
Oasis Petroleum,
Gtd. Notes	6.88	3/15/22	8,700,000	[b]	9,526,500

The Fund 13

STATEMENT OF INVESTMENTS (Unaudited) (continued)

		Coupon	Maturity	Principal
Bonds and Notes (continued)		Rate (%)	Date	Amount ($)[a]		Value ($)
Energy (continued)
Offshore Group Investment,
Sr. Scd. Notes		7.13	4/1/23	3,390,000		3,457,800
Offshore Group Investment,
Sr. Scd. Notes		7.50	11/1/19	6,950,000	[d]	7,384,375
Parker Drilling,
Gtd. Notes		6.75	7/15/22	4,870,000	[b]	5,089,150
Precision Drilling,
Gtd. Notes		6.50	12/15/21	745,000		813,912
Precision Drilling,
Gtd. Notes		6.63	11/15/20	5,170,000		5,557,750
Rex Energy,
Gtd. Notes		8.88	12/1/20	7,030,000		7,838,450
Rosetta Resources,
Gtd. Notes		5.63	5/1/21	5,469,000		5,653,579
Rosetta Resources,
Gtd. Notes		5.88	6/1/22	691,000		722,959
Rosetta Resources,
Gtd. Notes		5.88	6/1/24	1,575,000		1,639,969
Sanchez Energy,
Gtd. Notes		6.13	1/15/23	2,585,000	[b]	2,675,475
Sanchez Energy,
Gtd. Notes		7.75	6/15/21	5,350,000	[b]	5,831,500
Unit,
Gtd. Notes		6.63	5/15/21	10,100,000		10,832,250
Welltec,
Sr. Scd. Notes		8.00	2/1/19	8,135,000	[b]	8,704,450
						180,148,179
Entertainment—.7%
AMC Entertaiment,
Gtd. Notes		9.75	12/1/20	4,685,000		5,364,325
Live Nation Entertainment,
Gtd. Notes		7.00	9/1/20	1,385,000	[b]	1,523,500
Regal Entertainment Group,
Sr. Unscd. Notes		5.75	3/15/22	4,870,000		5,076,975
						11,964,800
Environmental—1.2%
Abengoa Finance,
Gtd. Notes	EUR	6.00	3/31/21	540,000		781,717

		Coupon	Maturity	Principal
Bonds and Notes (continued)		Rate (%)	Date	Amount ($)[a]		Value ($)
Environmental (continued)
Abengoa Finance,
Gtd. Notes		7.75	2/1/20	9,632,000	[b]	10,775,800
ADS Waste Holdings,
Gtd. Notes		8.25	10/1/20	8,410,000		9,103,825
						20,661,342
Finance Companies—4.6%
American Capital,
Sr. Unscd. Notes		6.50	9/15/18	6,765,000	[b]	7,238,550
CIT Group,
Sr. Unscd. Notes		5.50	2/15/19	7,850,000	[b]	8,531,969
FTI Consulting,
Gtd. Notes		6.75	10/1/20	4,705,000		5,046,112
Icahn Enterprises,
Gtd. Notes		5.88	2/1/22	3,150,000		3,315,375
Icahn Enterprises,
Gtd. Notes		6.00	8/1/20	3,120,000	[d]	3,357,900
International Lease Finance,
Sr. Unscd. Notes		8.25	12/15/20	7,840,000	[d]	9,702,000
International Lease Finance,
Sr. Unscd. Notes		8.63	1/15/22	2,395,000		3,014,706
International Lease Finance,
Sr. Unscd. Notes		8.88	9/1/17	4,675,000		5,545,719
Ladder Capital Finance Holdings,
Sr. Unscd. Notes		7.38	10/1/17	8,155,000		8,827,787
Navient,
Sr. Unscd. Notes		8.00	3/25/20	1,850,000		2,143,687
Navient,
Sr. Unscd. Notes		8.45	6/15/18	5,970,000		7,070,719
Nuveen Investments,
Sr. Unscd. Notes		9.13	10/15/17	9,435,000	[b]	10,272,356
Provident Funding Associates,
Gtd. Notes		6.75	6/15/21	4,300,000	[b]	4,375,250
						78,442,130
Food & Beverages—1.2%
Bakkavor Finance 2,
Sr. Scd. Notes	GBP	8.75	6/15/20	2,250,000	[d]	4,331,958
Boparan Finance,
Sr. Unscd. Bonds	GBP	5.50	7/15/21	2,400,000		4,040,389

The Fund 15

STATEMENT OF INVESTMENTS (Unaudited) (continued)

	Coupon	Maturity	Principal
Bonds and Notes (continued)	Rate (%)	Date	Amount ($)[a]		Value ($)
Food & Beverages (continued)
Post Holdings,
Gtd. Notes	7.38	2/15/22	2,225,000	[b]	2,411,344
Post Holdings,
Gtd. Notes	7.38	2/15/22	8,275,000	[d]	8,968,031
					19,751,722
Gaming—1.7%
MGM Resorts International,
Gtd. Notes	7.75	3/15/22	6,190,000	[d]	7,273,250
MGM Resorts International,
Gtd. Notes	11.38	3/1/18	7,545,000		9,827,362
Penn National Gaming,
Sr. Unscd. Notes	5.88	11/1/21	5,495,000	[b,d]	5,206,512
Pinnacle Entertainment,
Gtd. Notes	6.38	8/1/21	1,465,000		1,552,900
Pinnacle Entertainment,
Gtd. Notes	7.50	4/15/21	5,230,000		5,648,400
					29,508,424
Health Care—6.6%
Biomet,
Gtd. Notes	6.50	8/1/20	2,365,000		2,560,112
Biomet,
Gtd. Notes	6.50	10/1/20	3,185,000		3,415,912
CHS/Community Health Systems,
Gtd. Notes	6.88	2/1/22	12,500,000	[b]	13,312,500
ConvaTec Finance International,
Sr. Unscd. Notes	8.25	1/15/19	6,075,000	[b,d]	6,226,875
Davita HealthCare Partners,
Gtd. Notes	5.13	7/15/24	3,430,000		3,457,869
DaVita HealthCare Partners,
Gtd. Notes	5.75	8/15/22	7,565,000		8,113,462
HCA,
Sr. Scd. Notes	5.88	3/15/22	5,045,000		5,480,131
HCA,
Sr. Scd. Notes	6.50	2/15/20	7,510,000		8,467,525
HCA,
Gtd. Notes	7.50	2/15/22	7,065,000		8,168,906
HCA Holdings,
Sr. Unscd. Notes	6.25	2/15/21	3,905,000		4,202,756

	Coupon	Maturity	Principal
Bonds and Notes (continued)	Rate (%)	Date	Amount ($)[a]		Value ($)
Health Care (continued)
HealthSouth,
Gtd. Notes	7.75	9/15/22	2,140,000		2,345,975
IMS Health,
Sr. Unscd. Notes	6.00	11/1/20	2,140,000	[b]	2,252,350
Kindred Healthcare,
Gtd. Notes	6.38	4/15/22	4,345,000	[b,d]	4,388,450
LifePoint Hospitals,
Gtd. Notes	5.50	12/1/21	6,760,000	[b]	7,098,000
Physio-Control International,
Sr. Scd. Notes	9.88	1/15/19	6,739,000	[b]	7,480,290
Tenet Healthcare,
Sr. Scd. Notes	6.00	10/1/20	5,300,000		5,763,750
Tenet Healthcare,
Sr. Unscd. Notes	8.13	4/1/22	12,145,000		14,088,200
United Surgical Partners
International, Gtd. Notes	9.00	4/1/20	4,185,000		4,640,119
					111,463,182
Home Construction—3.2%
Ashton Woods USA/Finance,
Sr. Unscd. Notes	6.88	2/15/21	5,893,000	[b]	5,907,732
Beazer Homes USA,
Gtd. Notes	5.75	6/15/19	4,775,000	[b,d]	4,786,938
Brookfield Residential Properties,
Gtd. Notes	6.13	7/1/22	1,055,000	[b]	1,102,475
Brookfield Residential Properties,
Gtd. Notes	6.50	12/15/20	5,435,000	[b]	5,774,687
Shea Homes Funding,
Sr. Scd. Notes	8.63	5/15/19	5,615,000		6,148,425
Standard Pacific,
Gtd. Notes	8.38	5/15/18	4,970,000		5,889,450
Taylor Morrison Communities,
Gtd. Notes	5.25	4/15/21	835,000	[b]	851,700
Taylor Morrison Communities,
Gtd. Notes	5.63	3/1/24	1,200,000	[b,d]	1,194,000
Taylor Morrison Communities,
Gtd. Notes	7.75	4/15/20	6,911,000	[b]	7,584,823
Weekley Homes,
Sr. Unscd. Bonds	6.00	2/1/23	5,492,000		5,519,460

The Fund 17

STATEMENT OF INVESTMENTS (Unaudited) (continued)

		Coupon	Maturity	Principal
Bonds and Notes (continued)		Rate (%)	Date	Amount ($)[a]		Value ($)
Home Construction (continued)
Weyerhaeuser Real Estate,
Sr. Unscd. Notes		5.88	6/15/24	3,160,000	[b]	3,262,700
William Lyon Homes,
Gtd. Notes		8.50	11/15/20	5,290,000		5,944,638
						53,967,028
Industrial Services—2.9%
Algeco Scotsman Global Finance,
Sr. Scd. Notes		8.50	10/15/18	4,355,000	[b,d]	4,648,963
Algeco Scotsman Global Finance,
Sr. Scd. Notes	EUR	9.00	10/15/18	2,125,000	[d]	3,113,679
Algeco Scotsman Global Finance,
Gtd. Notes		10.75	10/15/19	5,130,000	[b]	5,309,550
CBRE Services,
Gtd. Notes		5.00	3/15/23	2,225,000		2,258,375
Deutsche
Raststaetten Gruppe IV,
Scd. Notes	EUR	6.75	12/30/20	1,490,000		2,190,726
Deutsche
Raststaetten Gruppe IV,
Scd. Notes	EUR	6.75	12/30/20	2,725,000	[b]	3,992,537
Galapagos Holding,
Sr. Unscd. Notes	EUR	7.00	6/15/22	2,800,000	[b]	3,910,722
Hillman Group,
Sr. Unscd. Notes		6.38	7/15/22	5,100,000	[b]	5,125,500
Hillman Group,
Gtd. Notes		10.88	6/1/18	3,165,000	[d]	3,359,015
Interline Brands,
Sr. Unscd. Notes		10.00	11/15/18	4,355,000		4,681,625
Mueller Water Products,
Gtd. Notes		8.75	9/1/20	1,808,236		2,018,443
StoneMor Partners,
Gtd. Notes		7.88	6/1/21	2,645,000	[b]	2,790,475
Zachry Holdings,
Sr. Unscd. Notes		7.50	2/1/20	4,655,000	[b]	5,015,763
						48,415,373
Insurance—1.1%
Hockey Merger Sub 2,
Sr. Unscd. Notes		7.88	10/1/21	9,395,000	[b]	10,111,369

		Coupon	Maturity	Principal
Bonds and Notes (continued)		Rate (%)	Date	Amount ($)[a]		Value ($)
Insurance (continued)
USI,
Sr. Unscd. Notes		7.75	1/15/21	7,865,000	[b]	8,120,613
						18,231,982
Lodging—.3%
Hilton Worldwide Finance,
Gtd. Notes		5.63	10/15/21	5,160,000	[b]	5,492,175
Media/Entertainment—3.9%
AMC Networks,
Gtd. Notes		7.75	7/15/21	1,220,000		1,370,975
Cable Communications Systems,
Sr. Scd. Bonds	EUR	7.50	11/1/20	3,905,000		5,888,513
CBS Outdoor Americas Capital,
Gtd. Notes		5.25	2/15/22	1,215,000	[b]	1,251,450
CBS Outdoor Americas Capital,
Gtd. Notes		5.63	2/15/24	1,215,000	[b]	1,257,525
Clear Channel Communications,
Sr. Scd. Notes		9.00	12/15/19	5,525,000		5,911,750
Clear Channel Communications,
Sr. Scd. Notes		9.00	3/1/21	2,285,000		2,453,519
Clear Channel Communications,
Gtd. Notes		14.00	2/1/21	4,060,650	[d]	4,197,697
Clear Channel Worldwide Holdings,
Gtd. Notes		6.50	11/15/22	1,220,000		1,308,450
Clear Channel Worldwide Holdings,
Gtd. Notes, Ser. B		6.50	11/15/22	2,500,000		2,706,250
Clear Channel Worldwide Holdings,
Gtd. Notes, Ser. A		7.63	3/15/20	625,000		671,875
Clear Channel Worldwide Holdings,
Gtd. Notes, Ser. B		7.63	3/15/20	7,655,000		8,296,106
Cumulus Media Holdings,
Gtd. Notes		7.75	5/1/19	5,025,000	[d]	5,313,938
Gray Television,
Gtd. Notes		7.50	10/1/20	8,815,000	[d]	9,542,238
LIN Television,
Gtd. Notes		6.38	1/15/21	2,185,000		2,310,638
Nexstar Broadcasting,
Gtd. Notes		6.88	11/15/20	5,800,000		6,278,500

The Fund 19

STATEMENT OF INVESTMENTS (Unaudited) (continued)

	Coupon	Maturity	Principal
Bonds and Notes (continued)	Rate (%)	Date	Amount ($)[a]		Value ($)
Media/Entertainment (continued)
Sinclair Television Group,
Sr. Unscd. Notes	6.13	10/1/22	3,270,000		3,433,500
Sinclair Television Group,
Gtd. Notes	6.38	11/1/21	2,105,000		2,249,719
Townsquare Radio,
Gtd. Notes	9.00	4/1/19	2,200,000	[b]	2,447,500
					66,890,143
Metals & Mining—2.8%
ArcelorMittal,
Sr. Unscd. Notes	5.00	2/25/17	1,330,000	[c]	1,411,463
ArcelorMittal,
Sr. Unscd. Bonds	10.35	6/1/19	6,817,000	[c]	8,759,845
Calcipar,
Sr. Scd. Notes	6.88	5/1/18	5,540,000	[b]	5,872,400
FMG Resources (August 2006),
Gtd. Notes	6.88	4/1/22	12,405,000	[b,d]	13,350,881
Global Brass & Copper,
Sr. Scd. Notes	9.50	6/1/19	2,745,000		3,143,025
Murray Energy,
Sr. Scd. Notes	8.63	6/15/21	4,800,000	[b]	5,220,000
Ryerson,
Sr. Scd. Notes	9.00	10/15/17	5,575,000		5,979,188
Steel Dynamics,
Gtd. Notes	5.25	4/15/23	1,235,000		1,284,400
Steel Dynamics,
Gtd. Notes	6.38	8/15/22	765,000		835,763
Westmoreland Coal,
Sr. Scd. Notes	10.75	2/1/18	165,000		177,581
Westmoreland Coal,
Sr. Scd. Notes	10.75	2/1/18	1,710,000	[b]	1,840,388
					47,874,934
Packaging—4.8%
AEP Industries,
Sr. Unscd. Notes	8.25	4/15/19	3,020,000		3,189,875
Albea Beauty Holdings,
Sr. Scd. Notes	8.38	11/1/19	7,282,000	[b]	7,955,585
ARD Finance,
Sr. Scd. Notes	11.13	6/1/18	6,042,224	[b]	6,395,996

		Coupon	Maturity	Principal
Bonds and Notes (continued)		Rate (%)	Date	Amount ($)[a]		Value ($)
Packaging (continued)
Ardagh Finance Holdings,
Sr. Unscd. Notes		8.63	6/15/19	5,475,000	[b,d]	5,666,625
Ardagh Packaging Finance,
Gtd. Notes		6.00	6/30/21	1,525,000	[b]	1,530,719
Ardagh Packaging Finance,
Gtd. Notes		6.75	1/31/21	7,750,000	[b]	8,021,250
Ardagh Packaging Finance,
Gtd. Notes		9.13	10/15/20	2,080,000	[b]	2,303,600
Ardagh Packaging Finance,
Gtd. Notes	EUR	9.25	10/15/20	1,000,000		1,495,961
Beverage Packaging Holdings II,
Gtd. Notes		5.63	12/15/16	3,075,000	[b]	3,159,563
BOE Intermediate Holding,
Sr. Unscd. Notes		9.00	11/1/17	3,256,510	[b]	3,417,300
BOE Merger,
Sr. Unscd. Notes		9.50	11/1/17	4,075,000	[b]	4,304,219
BWAY Holding,
Gtd. Notes		10.00	6/15/18	2,380,000		2,510,900
Reynolds Group,
Sr. Scd. Notes		6.88	2/15/21	1,615,000	[c]	1,750,862
Reynolds Group,
Sr. Scd. Notes		7.88	8/15/19	4,590,000		5,020,313
Reynolds Group,
Gtd. Notes		8.50	5/15/18	6,355,000	[c]	6,656,863
Reynolds Group,
Gtd. Notes		9.88	8/15/19	6,510,000		7,242,375
Sealed Air,
Gtd. Notes		8.13	9/15/19	2,970,000	[b]	3,285,563
Signode Industrial Group,
Sr. Unscd. Notes		6.38	5/1/22	6,740,000	[b]	6,841,100
						80,748,669
Paper—.2%
Sappi Papier Holding,
Sr. Scd. Notes		7.75	7/15/17	2,195,000	[b]	2,452,913
Sappi Papier Holding,
Sr. Scd. Notes		8.38	6/15/19	895,000	[b]	991,213
						3,444,126

The Fund 21

STATEMENT OF INVESTMENTS (Unaudited) (continued)

	Coupon	Maturity	Principal
Bonds and Notes (continued)	Rate (%)	Date	Amount ($)[a]		Value ($)
Pharmaceuticals—2.3%
Capsugel,
Sr. Unscd. Notes	7.00	5/15/19	5,019,000	[b]	5,178,981
JLL/Delta Dutch Newco,
Sr. Unscd. Notes	7.50	2/1/22	7,290,000	[b]	7,572,488
Salix Pharmaceuticals,
Gtd. Notes	6.00	1/15/21	7,575,000	[b]	8,143,125
Valeant Pharmaceuticals
International, Gtd. Notes	5.63	12/1/21	385,000	[b]	397,031
Valeant Pharmaceuticals
International, Gtd. Notes	6.38	10/15/20	4,485,000	[b]	4,782,131
Valeant Pharmaceuticals
International, Gtd. Notes	6.75	8/15/18	6,935,000	[b]	7,489,800
Valeant Pharmaceuticals
International, Gtd. Notes	6.75	8/15/21	1,440,000	[b]	1,539,000
Veleant Pharmaceuticals
International, Gtd. Notes	7.00	10/1/20	3,000,000	[b]	3,202,500
					38,305,056
Pipelines—1.3%
Crestwood Midstream Partners,
Gtd. Notes	6.13	3/1/22	6,015,000	[b]	6,360,863
Genesis Energy,
Gtd. Notes	5.63	6/15/24	3,370,000		3,450,038
Genesis Energy,
Gtd. Notes	5.75	2/15/21	3,540,000		3,699,300
Rose Rock Midstream,
Gtd. Notes	5.63	7/15/22	4,425,000	[b]	4,491,375
Targa Resources Partners,
Gtd. Notes	6.88	2/1/21	3,940,000		4,284,750
					22,286,326
Retailers—1.2%
DriveTime Automotive Group,
Sr. Scd. Notes	8.00	6/1/21	4,730,000	[b]	4,848,250
Neiman Marcus Group,
Gtd. Notes	8.00	10/15/21	2,780,000	[b,d]	3,009,350
Neiman Marcus Group,
Gtd. Notes	8.75	10/15/21	1,650,000	[b]	1,806,750

	Coupon	Maturity	Principal
Bonds and Notes (continued)	Rate (%)	Date	Amount ($)[a]		Value ($)
Retailers (continued)
New Look Bondco I,
Sr. Scd. Notes	8.38	5/14/18	3,770,000	[b]	4,057,651
Rite Aid,
Gtd. Notes	6.75	6/15/21	6,240,000	[d]	6,786,000
					20,508,001
Technology—5.5%
Alcatel-Lucent USA,
Sr. Unscd. Debs.	6.45	3/15/29	8,705,000		8,661,475
Alcatel-Lucent USA,
Gtd. Notes	6.75	11/15/20	3,060,000	[b,d]	3,274,200
Amkor Technology,
Sr. Unscd. Notes	6.38	10/1/22	1,875,000		2,006,250
Audatex North America,
Gtd. Notes	6.00	6/15/21	1,170,000	[b]	1,254,825
Audatex North America,
Gtd. Notes	6.13	11/1/23	1,040,000	[b]	1,115,400
CDW Finance,
Gtd. Notes	8.50	4/1/19	1,714,000		1,863,975
Ceridian,
Sr. Scd. Notes	8.88	7/15/19	2,050,000	[b]	2,326,750
Ceridian HCM Holding,
Sr. Unscd. Notes	11.00	3/15/21	1,345,000	[b]	1,560,200
Ceridian/Comdata,
Gtd. Notes	8.13	11/15/17	3,515,000	[b]	3,558,937
Commscope,
Gtd. Notes	5.50	6/15/24	2,145,000	[b]	2,190,581
CommScope Holdings,
Sr. Unscd. Notes	6.63	6/1/20	6,186,000	[b]	6,634,485
Denali Borrower,
Sr. Scd. Notes	5.63	10/15/20	3,780,000	[b,d]	4,016,250
Eagle Midco,
Sr. Unscd. Notes	9.00	6/15/18	1,590,000	[b]	1,649,625
Epicor Software,
Gtd. Notes	8.63	5/1/19	4,410,000		4,768,313
First Data,
Sr. Scd. Notes	6.75	11/1/20	680,000	[b]	737,800

The Fund 23

STATEMENT OF INVESTMENTS (Unaudited) (continued)

		Coupon	Maturity	Principal
Bonds and Notes (continued)		Rate (%)	Date	Amount ($)[a]		Value ($)
Technology (continued)
First Data,
Sr. Scd. Notes		7.38	6/15/19	4,745,000	[b]	5,106,806
First Data,
Scd. Notes		8.25	1/15/21	1,979,000	[b,d]	2,176,900
First Data,
Scd. Notes		8.75	1/15/22	3,000,000	[b]	3,326,250
First Data,
Gtd. Notes		10.63	6/15/21	2,070,000		2,421,900
First Data,
Gtd. Notes		11.25	1/15/21	2,035,000	[c,d]	2,380,950
First Data,
Gtd. Notes		11.75	8/15/21	8,005,000		9,535,956
Infor US,
Gtd. Notes		9.38	4/1/19	2,905,000		3,246,338
Infor US,
Gtd. Notes	EUR	10.00	4/1/19	2,540,000		3,964,946
Micron Technology,
Sr. Unscd. Notes		5.88	2/15/22	5,385,000	[b]	5,788,875
NCR,
Gtd. Notes		5.88	12/15/21	775,000	[b]	821,500
NCR,
Sr. Unscd. Notes		6.38	12/15/23	975,000	[b]	1,062,750
Sophia,
Gtd. Notes		9.75	1/15/19	1,690,000	[b]	1,867,450
Sophia Holding Finance,
Gtd. Notes		9.63	12/1/18	2,795,000	[b]	2,920,775
TransUnion Holding,
Sr. Unscd. Notes		9.63	6/15/18	2,960,000		3,124,280
						93,364,742
Transportation Services—1.2%
Marquette Transportation Finance,
Scd. Notes		10.88	1/15/17	6,565,000		6,963,824
Navios Maritime Acquisition,
Sr. Scd. Notes		8.13	11/15/21	6,265,000	[b]	6,578,250
Navios South American Logistics,
Gtd. Notes		7.25	5/1/22	6,815,000	[b]	7,104,638
						20,646,712

		Coupon	Maturity	Principal
Bonds and Notes (continued)		Rate (%)	Date	Amount ($)[a]		Value ($)
Wireless
Communications—6.4%
Altice,
Sr. Scd. Bonds	EUR	7.25	5/15/22	1,300,000	[b]	1,891,346
Altice,
Sr. Scd. Notes		7.75	5/15/22	6,690,000	[b]	7,158,300
Digicel Group,
Sr. Unscd. Notes		7.13	4/1/22	2,200,000	[b]	2,299,000
Digicel Group,
Sr. Unscd. Notes		8.25	9/30/20	9,130,000	[b]	9,997,350
Eileme 2,
Sr. Scd. Notes		11.63	1/31/20	6,085,000	[b]	7,302,000
Sprint,
Gtd. Notes		7.13	6/15/24	3,415,000	[b]	3,628,438
Sprint,
Gtd. Notes		7.25	9/15/21	3,995,000	[b]	4,419,469
Sprint,
Gtd. Notes		7.88	9/15/23	4,125,000	[b]	4,599,375
Sprint Capital,
Gtd. Notes		6.88	11/15/28	2,000,000		2,030,000
Sprint Communications,
Gtd. Notes		7.00	3/1/20	3,870,000	[b]	4,469,850
Sprint Communications,
Sr. Unscd. Notes		7.00	8/15/20	5,055,000		5,617,369
Sprint Communications,
Gtd. Notes		9.00	11/15/18	5,185,000	[b]	6,299,775
Sprint Communications,
Sr. Unscd. Notes		11.50	11/15/21	2,525,000		3,421,375
T-Mobile USA,
Gtd. Notes		6.13	1/15/22	545,000		580,425
T-Mobile USA,
Gtd. Notes		6.50	1/15/24	7,935,000		8,500,369
T-Mobile USA,
Gtd. Notes		6.63	4/28/21	10,485,000		11,389,331
T-Mobile USA,
Gtd. Notes		6.73	4/28/22	3,735,000		4,043,138
T-Mobile USA,
Gtd. Notes		6.84	4/28/23	4,080,000	[d]	4,457,400

The Fund 25

STATEMENT OF INVESTMENTS (Unaudited) (continued)

		Coupon	Maturity	Principal
Bonds and Notes (continued)		Rate (%)	Date	Amount ($)[a]		Value ($)
Wireless Communications
(continued)
Wind Acquisition Finance,
Gtd. Notes		7.38	4/23/21	15,840,000	[b]	16,948,800
						109,053,110
Wireline Communications—3.4%
CenturyLink,
Sr. Unscd. Notes, Ser. V		5.63	4/1/20	10,215,000		10,853,438
CenturyLink,
Sr. Unscd. Notes, Ser. W		6.75	12/1/23	2,305,000	[d]	2,529,738
Cincinnati Bell,
Gtd. Notes		8.38	10/15/20	4,185,000		4,608,731
Frontier Communications,
Sr. Unscd. Notes		8.75	4/15/22	3,550,000		4,135,750
Level 3 Financing,
Gtd. Notes		6.13	1/15/21	900,000	[b]	967,500
Level 3 Financing,
Gtd. Notes		8.13	7/1/19	1,870,000		2,049,988
Level 3 Financing,
Gtd. Notes		8.63	7/15/20	8,100,000		9,112,500
Sable International Finance,
Sr. Scd. Notes		8.75	2/1/20	4,990,000	[b]	5,638,700
Telecom Italia Capital,
Gtd. Notes		6.00	9/30/34	4,550,000		4,584,125
Telecom Italia,
Sr. Unscd. Notes	GBP	6.38	6/24/19	2,300,000		4,302,467
tw telecom holdings,
Gtd. Notes		5.38	10/1/22	4,150,000		4,554,625
Windstream,
Gtd. Notes		7.75	10/15/20	3,740,000	[d]	4,071,925
						57,409,487
Total Bonds and Notes
(cost $1,524,111,632)						1,607,654,263

			Principal
Floating Rate Loan Interests—.9%			Amount ($)			Value ($)
Construction Machinery—.3%
Neff Rental,
Second Lien Term Loan	7.25	5/21/21	5,750,000	[c]		5,746,406
Energy—.4%
Templar Energy,
Second Lien Term Loan	8.00	11/25/20	7,500,000	[c]		7,462,500
Packaging—.2%
Rexam,
Term Loan	8.00	4/11/22	3,000,000	[c]		3,018,750
Total Floating Rate
Loan Interests
(cost $16,219,834)						16,227,656

Preferred Stocks—.3%			Shares			Value ($)
Finance Companies
GMAC Capital Trust I,
Ser. 2, 8.13%
(cost $4,475,208)			172,552		[c]	4,710,670

Common Stocks—.1%
Metals & Mining
Global Brass & Copper Holdings
(cost $1,687,151)			101,940			1,722,786

Other Investment—1.8%
Registered
Investment Company;
Dreyfus
Institutional Preferred
Plus Money Market Fund
(cost $29,965,122)			29,965,122		[e]	29,965,122

The Fund 27

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Investment of Cash Collateral
for Securities Loaned—6.3%	Shares	Value ($)
Registered Investment Company;
Dreyfus Institutional Cash Advantage Fund
(cost $106,643,050)	106,643,050 [e]	106,643,050
Total Investments (cost $1,683,101,997)	104.1%	1,766,923,547
Liabilities, Less Cash and Receivables	(4.1%)	(69,338,530)
Net Assets	100.0%	1,697,585,017

a Principal amount stated in U.S. Dollars unless otherwise noted.
EUR—Euro
GBP—British Pound
b Securities exempt from registration pursuant to Rule 144A under the Securities Act of 1933.These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2014, these securities were valued at $766,641,345 or 45.2% of net assets.
c Variable rate security—interest rate subject to periodic change.
d Security, or portion thereof, on loan. At June 30, 2014, the value of the fund’s securities on loan was $143,107,181 and the value of the collateral held by the fund was $148,878,862, consisting of cash collateral of $106,643,050 and U.S. Government & Agency securities valued at $ 42,235,812.
e Investment in affiliated money market mutual fund.

Portfolio Summary (Unaudited)†

	Value (%)		Value (%)
Corporate Bonds	94.7	Preferred Stocks	.3
Money Market Investments	8.1	Common Stocks	.1
Bank Loans	.9		104.1

† Based on net assets.
See notes to financial statements.

STATEMENT OF ASSETS AND LIABILITIES

June 30, 2014 (Unaudited)

		Cost	Value
Assets ($):
Investments in securities—See Statement of Investments (including securities on loan, valued at $143,107,181)—Note 1(c):
Unaffiliated issuers		1,546,493,825	1,630,315,375
Affiliated issuers		136,608,172	136,608,172
Cash			103,403
Cash denominated in foreign currencies		6,150,761	6,162,770
Dividends, interest and securities lending income receivable			27,113,490
Receivable for investment securities sold			33,867,635
Receivable for shares of Beneficial Interest subscribed			808,436
			1,834,979,281
Liabilities ($):
Due to The Dreyfus Corporation and affiliates—Note 3(b)			1,109,267
Liability for securities on loan—Note 1(c)			106,643,050
Payable for investment securities purchased			27,278,494
Payable for shares of Beneficial Interest redeemed			1,819,601
Unrealized depreciation on forward foreign
currency exchange contracts—Note 4			534,341
Accrued expenses			9,511
			137,394,264
Net Assets ($)			1,697,585,017
Composition of Net Assets ($):
Paid-in capital			1,676,855,959
Accumulated distributions in excess of investment income—net			(1,587,811)
Accumulated net realized gain (loss) on investments			(60,992,098)
Accumulated net unrealized appreciation (depreciation)
on investments and foreign currency transactions			83,308,967
Net Assets ($)			1,697,585,017

Net Asset Value Per Share
	Class A	Class C	Class I
Net Assets ($)	306,953,726	103,411,055	1,287,220,236
Shares Outstanding	44,603,149	15,021,562	186,896,504
Net Asset Value Per Share ($)	6.88	6.88	6.89

See notes to financial statements.

The Fund 29

STATEMENT OF OPERATIONS

Six Months Ended June 30, 2014

Investment Income ($):
Income:
Interest	50,584,454
Income from securities lending—Note 1(c)	268,635
Dividends:
Unaffiliated issuers	175,248
Affiliated issuers	21,806
Total Income	51,050,143
Expenses:
Management fee—Note 3(a)	5,666,562
Distribution/Service Plan fees—Note 3(b)	903,757
Trustees’ fees—Notes 3(a,c)	62,302
Loan commitment fees—Note 2	6,921
Total Expenses	6,639,542
Less—Trustees’ fees reimbursed by the Manager—Note 3(a)	(62,302)
Net Expenses	6,577,240
Investment Income—Net	44,472,903
Realized and Unrealized Gain (Loss) on Investments—Note 4 ($):
Net realized gain (loss) on investments and foreign currency transactions	27,505,824
Net realized gain (loss) on forward foreign currency exchange contracts	(1,213,754)
Net Realized Gain (Loss)	26,292,070
Net unrealized appreciation (depreciation) on
investments and foreign currency transactions	9,045,172
Net unrealized appreciation (depreciation) on
forward foreign currency exchange transactions	870,398
Net Unrealized Appreciation (Depreciation)	9,915,570
Net Realized and Unrealized Gain (Loss) on Investments	36,207,640
Net Increase in Net Assets Resulting from Operations	80,680,543

See notes to financial statements.

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended
	June 30, 2014	Year Ended
	(Unaudited)	December 31, 2013
Operations ($):
Investment income—net	44,472,903	85,908,163
Net realized gain (loss) on investments	26,292,070	27,109,226
Net unrealized appreciation
(depreciation) on investments	9,915,570	(4,999,953)
Net Increase (Decrease) in Net Assets
Resulting from Operations	80,680,543	108,017,436
Dividends to Shareholders from ($):
Investment income—net:
Class A	(8,791,150)	(19,921,327)
Class C	(2,624,188)	(6,119,236)
Class I	(36,352,503)	(65,650,917)
Total Dividends	(47,767,841)	(91,691,480)
Beneficial Interest Transactions ($):
Net proceeds from shares sold:
Class A	22,653,696	115,865,295
Class C	4,139,415	7,459,587
Class I	250,998,910	509,057,464
Dividends reinvested:
Class A	7,545,450	16,644,149
Class C	1,554,592	3,646,392
Class I	15,065,072	24,974,920
Cost of shares redeemed:
Class A	(49,499,563)	(176,615,181)
Class C	(10,129,282)	(30,451,410)
Class I	(153,667,882)	(301,952,485)
Increase (Decrease) in Net Assets from
Beneficial Interest Transactions	88,660,408	168,628,731
Total Increase (Decrease) in Net Assets	121,573,110	184,954,687
Net Assets ($):
Beginning of Period	1,576,011,907	1,391,057,220
End of Period	1,697,585,017	1,576,011,907
Undistributed (distributions in excess of)
investment income—net	(1,587,811)	1,707,127

The Fund 31

STATEMENT OF CHANGES IN NET ASSETS (continued)

	Six Months Ended
	June 30, 2014	Year Ended
	(Unaudited)	December 31, 2013
Capital Share Transactions:
Class Aa
Shares sold	3,324,827	17,322,009
Shares issued for dividends reinvested	1,103,881	2,484,259
Shares redeemed	(7,282,071)	(26,368,580)
Net Increase (Decrease) in Shares Outstanding	(2,853,363)	(6,562,312)
Class Ca
Shares sold	605,266	1,110,797
Shares issued for dividends reinvested	227,450	544,461
Shares redeemed	(1,480,423)	(4,534,845)
Net Increase (Decrease) in Shares Outstanding	(647,707)	(2,879,587)
Class I
Shares sold	36,751,416	76,084,584
Shares issued for dividends reinvested	2,200,769	3,727,746
Shares redeemed	(22,527,631)	(45,318,990)
Net Increase (Decrease) in Shares Outstanding	16,424,554	34,493,340

a During the period ended December 31, 2013, 565,705 Class C shares representing $3,877,652 were exchanged for 566,908 Class A shares.

See notes to financial statements.

FINANCIAL HIGHLIGHTS

The following tables describe the performance for each share class for the fiscal periods indicated.All information (except portfolio turnover rate) reflects financial results for a single fund share.Total return shows how much your investment in the fund would have increased (or decreased) during each period, assuming you had reinvested all dividends and distributions.These figures have been derived from the fund’s financial statements.

Six Months Ended
June 30, 2014				Year Ended December 31,
Class A Shares	(Unaudited)		2013	2012	2011	2010	2009
Per Share Data ($):
Net asset value,
beginning of period	6.74		6.67	6.21	6.62	6.48	5.06
Investment Operations:
Investment income—net[a]	.18		.38	.41	.49	.59	.54
Net realized and unrealized
gain (loss) on investments	.16		.10	.48	(.40)	.17	1.43
Total from Investment Operations	.34		.48	.89	.09	.76	1.97
Distributions:
Dividends from
investment income—net	(.20)		(.41)	(.43)	(.50)	(.62)	(.55)
Net asset value, end of period	6.88		6.74	6.67	6.21	6.62	6.48
Total Return (%)[b]	5.03	[c]	7.49	14.74	1.33	12.50	40.43
Ratios/Supplemental Data (%):
Ratio of total expenses
to average net assets	.95	[d]	.96	.96	.96	.96	.96
Ratio of net expenses
to average net assets	.95	[d]	.95	.95	.95	.95	.95
Ratio of net investment income
to average net assets	5.36	[d]	5.79	6.35	7.50	9.05	8.86
Portfolio Turnover Rate	31.26	[c]	46.05	51.72	75.87	70.07	77.94
Net Assets, end of period
($ x 1,000)	306,954		319,981	360,128	338,800	346,594	360,921

a Based on average shares outstanding at each month end.
b Exclusive of sales charge.
c Not annualized.
d Annualized.

See notes to financial statements.

The Fund 33

FINANCIAL HIGHLIGHTS (continued)

Six Months Ended
June 30, 2014				Year Ended December 31,
Class C Shares	(Unaudited)		2013	2012	2011	2010	2009
Per Share Data ($):
Net asset value,
beginning of period	6.74		6.67	6.21	6.62	6.48	5.06
Investment Operations:
Investment income—net[a]	.16		.34	.36	.44	.54	.50
Net realized and unrealized
gain (loss) on investments	.15		.09	.48	(.40)	.18	1.42
Total from Investment Operations	.31		.43	.84	.04	.72	1.92
Distributions:
Dividends from
investment income—net	(.17)		(.36)	(.38)	(.45)	(.58)	(.50)
Net asset value, end of period	6.88		6.74	6.67	6.21	6.62	6.48
Total Return (%)[b]	4.64	[c]	6.69	13.89	.58	11.66	39.41
Ratios/Supplemental Data (%):
Ratio of total expenses
to average net assets	1.70	[d]	1.71	1.71	1.71	1.71	1.71
Ratio of net expenses
to average net assets	1.70	[d]	1.70	1.70	1.70	1.70	1.70
Ratio of net investment income
to average net assets	4.61	[d]	5.05	5.60	6.76	8.31	8.15
Portfolio Turnover Rate	31.26	[c]	46.05	51.72	75.87	70.07	77.94
Net Assets, end of period
($ x 1,000)	103,411		105,686	123,693	118,706	128,173	125,724

a Based on average shares outstanding at each month end.
b Exclusive of sales charge.
c Not annualized.
d Annualized.

See notes to financial statements.

Six Months Ended
June 30, 2014				Year Ended December 31,
Class I Shares	(Unaudited)		2013	2012	2011	2010	2009
Per Share Data ($):
Net asset value,
beginning of period	6.75		6.67	6.22	6.62	6.49	5.06
Investment Operations:
Investment income—net[a]	.19		.40	.43	.50	.60	.54
Net realized and unrealized
gain (loss) on investments	.15		.11	.47	(.38)	.17	1.45
Total from
Investment Operations	.34		.51	.90	.12	.17	1.99
Distributions:
Dividends from
investment income—net	(.20)		(.43)	(.45)	(.52)	(.64)	(.56)
Net asset value, end of period	6.89		6.75	6.67	6.22	6.62	6.49
Total Return (%)	5.15	[b]	7.92	14.84	1.74	12.59	40.99
Ratios/Supplemental Data (%):
Ratio of total expenses
to average net assets	.70	[c]	.71	.71	.71	.71	.71
Ratio of net expenses
to average net assets	.70	[c]	.70	.70	.70	.70	.70
Ratio of net investment income
to average net assets	5.60	[c]	6.03	6.57	7.73	9.26	9.20
Portfolio Turnover Rate	31.26	[b]	46.05	51.72	75.87	70.07	77.94
Net Assets, end of period
($ x 1,000)	1,287,220		1,150,345	907,236	576,790	543,899	400,170

a Based on average shares outstanding at each month end.
b Not annualized.
c Annualized.

See notes to financial statements.

The Fund 35

NOTES TO FINANCIAL STATEMENTS (Unaudited)

NOTE 1—Significant Accounting Policies:

Dreyfus HighYield Fund (the “fund”) is a separate diversified series of The Dreyfus/Laurel Funds Trust (the “Trust”), which is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company and operates as a series company currently offering five series, including the fund. The fund’s investment objective seeks to maximize total return, consisting of capital appreciation and current income.The Dreyfus Corporation (the “Manager” or “Dreyfus”), a wholly-owned subsidiary of The Bank of New York Mellon Corporation (“BNY Mellon”), serves as the fund’s investment adviser.

MBSC Securities Corporation (the “Distributor”), a wholly-owned subsidiary of the Manager, is the distributor of the fund’s shares. The fund is authorized to issue an unlimited number of $.001 par value shares of Beneficial Interest in each of the following classes of shares: Class A, Class C and Class I. Class A and Class C shares are sold primarily to retail investors through financial intermediaries and bear Distribution and/or Services Plan fees. Class A shares generally are subject to a sales charge imposed at the time of purchase. Class C shares are subject to a contingent deferred sales charge (“CDSC”) imposed on Class C shares redeemed within one year of purchase. Class I shares are sold primarily to bank trust departments and other financial service providers (including The Bank of New York Mellon, a subsidiary of BNY Mellon and an affiliate of Dreyfus, and its affiliates), acting on behalf of customers having a qualified trust or an investment account or relationship at such institution, and bear no Distribution or Services Plan fees. Class I shares are offered without a front-end sales charge or CDSC. Other differences between the classes include the services offered to and the expenses borne by each class, the allocation of certain transfer agency costs, and certain voting rights. Income, expenses (other than expenses attributable to a specific class), and realized and unrealized gains or losses on investments are allocated to each class of shares based on its relative net assets.

The Trust accounts separately for the assets, liabilities and operations of each series. Expenses directly attributable to each series are charged to that series’ operations; expenses which are applicable to all series are allocated among them on a pro rata basis.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund’s financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions.Actual results could differ from those estimates.

(a) Portfolio valuation: The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

The Fund 37

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements.These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows:

Investments in debt securities, floating rate loan interests and other securities, excluding short-term investments (other than U.S.Treasury Bills) and forward foreign currency exchange contracts (“forward contracts”) are valued each business day by an independent pricing service (the “Service”) approved by the Trust’s Board of Trustees (the “Board”). Investments for which quoted bid prices are readily available and are representative of the bid side of the market in the judgment of the Service are valued at the mean between the quoted bid prices (as obtained by the Service from dealers in such securities) and asked prices (as calculated by the Service based upon its evaluation of the market for such securities). Other investments (which constitute a majority of the portfolio securities) are valued as determined by the Service, based on methods which include consideration of the following: yields or prices of securities of comparable quality, coupon, maturity and type; indications as to values from dealers; and general market conditions. These securities are generally categorized within Level 2 of the fair value hierarchy.

Investments in equity securities are valued at the last sales price on the securities exchange or national securities market on which such securities are primarily traded. Securities listed on the National Market System for which market quotations are available are valued at the official closing price or, if there is no official closing price that day, at the last sales price. Securities not listed on an exchange or the national securities market, or securities for which there were no transactions, are valued at the average of the most recent bid and asked prices, except for open short positions, where the asked price is used for valuation purposes. Bid price is used when no asked price is available. Registered investment companies that are not traded on an exchange are valued at their net asset value. All of the preceding securities are generally categorized within Level 1 of the fair value hierarchy.

The Service’s procedures are reviewed by Dreyfus under the general supervision of the Board.

Fair valuing of securities may be determined with the assistance of a pricing service using calculations based on indices of domestic securities and other appropriate indicators, such as prices of relevant American Depository Receipts and financial futures. Utilizing these techniques may result in transfers between Level 1 and Level 2 of the fair value hierarchy.

When market quotations or official closing prices are not readily available, or are determined not to reflect accurately fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the Board. Certain factors may be considered when fair valuing investments such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. These

The Fund 39

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

securities are either categorized within Level 2 or 3 of the fair value hierarchy depending on the relevant inputs used.

For restricted securities where observable inputs are limited, assumptions about market activity and risk are used and are generally categorized within Level 3 of the fair value hierarchy.

Investments denominated in foreign currencies are translated to U.S. dollars at the prevailing rates of exchange.

Forward contracts are valued at the forward rate and are generally categorized within Level 2 of the fair value hierarchy.

The following is a summary of the inputs used as of June 30, 2014 in valuing the fund’s investments:

		Level 2—Other	Level 3—
	Level 1—	Significant	Significant
	Unadjusted	Observable	Unobservable
	Quoted Prices	Inputs	Inputs	Total
Assets ($)
Investments in Securities:
Corporate Bonds†	—	1,607,654,263	—	1,607,654,263
Equity Securities—
Domestic
Common Stocks†	1,722,786	—	—	1,722,786
Floating Rate
Loan Interests†	—	16,227,656	—	16,227,656
Preferred Stocks†	—	4,710,670	—	4,710,670
Mutual Funds	136,608,172	—	—	136,608,172
Liabilities ($)
Other Financial
Instruments:
Forward Foreign
Currency Exchange
Contracts††	—	(534,341)	—	(534,341)

† See Statement of Investments for additional detailed categorizations.
Amount shown represents unrealized (depreciation) at period end.

At June 30, 2014, there were no transfers between Level 1 and Level 2 of the fair value hierarchy.

(b) Foreign currency transactions: The fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in the market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss on investments.

Net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized on securities transactions between trade and settlement date, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities other than investments resulting from changes in exchange rates. Foreign currency gains and losses on foreign currency transactions are also included with net realized and unrealized gain or loss on investments.

(c) Securities transactions and investment income: Securities transactions are recorded on a trade date basis. Realized gains and losses from securities transactions are recorded on the identified cost basis. Dividend income is recognized on the ex-dividend date and interest income, including, where applicable, accretion of discount and amortization of premium on investments, is recognized on the accrual basis.

Pursuant to a securities lending agreement with The Bank of New York Mellon, the fund may lend securities to qualified institutions. It is the fund’s policy that, at origination, all loans are secured by collateral of at least 102% of the value of U.S. securities loaned and 105% of the value of foreign securities loaned. Collateral equivalent to at least 100% of the market value of securities on loan is maintained at all times. Collateral is either in the form of cash, which can be invested in certain money market mutual funds managed by the Manager or U.S. Government and Agency securities.The fund is entitled to receive all dividends, interest and distributions on securities loaned, in addition to

The Fund 41

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

income earned as a result of the lending transaction. Should a borrower fail to return the securities in a timely manner, The Bank of New York Mellon is required to replace the securities for the benefit of the fund or credit the fund with the market value of the unreturned securities and is subrogated to the fund’s rights against the borrower and the collateral. During the period ended June 30, 2014,The Bank of NewYork Mellon earned $81,567 from lending portfolio securities, pursuant to the securities lending agreement.

(d) Affiliated issuers: Investments in other investment companies advised by Dreyfus are defined as “affiliated” under the Act. Investments in affiliated investment companies during the period ended June 30, 2014 were as follows:

Affiliated
Investment	Value				Value	Net
Company	12/31/2013	($)	Purchases ($)	Sales ($)	6/30/2014($)	Assets (%)
Dreyfus
Institutional
Preferred
Plus Money
Market
Fund	50,198,663		279,442,178	299,675,719	29,965,122	1.8
Dreyfus
Institutional
Cash
Advantage
Fund	74,905,922		227,485,144	195,748,016	106,643,050	6.3
Total	125,104,585		506,927,322	495,423,735	136,608,172	8.1

(e) Risk: The fund invests primarily in debt securities. Failure of an issuer of the debt securities to make timely interest or principal payments, or a decline or the perception of a decline in the credit quality of a debt security, can cause the debt security’s price to fall, potentially lowering the fund’s share price. High yield (“junk”) bonds involve greater credit risk, including the risk of default, than investment grade bonds, and are considered predominantly speculative with respect to the issuer’s continuing ability to make principal and interest payments. In addition, the value of debt securities may decline due to general market conditions that are not specifically related to a particular issuer, such as real or perceived adverse economic conditions, changes in outlook for corporate earnings, changes in interest or currency rates or adverse investor sentiment. They may also decline because of factors that affect a particular industry.

The fund invests in floating rate loan interests.The floating rate loans in which the fund invests typically are below investment grade securities, and inherently speculative. In the event of the bankruptcy of a borrower, the fund could experience delays or limitations imposed by insolvency laws with respect to its ability to realize the benefits of any collateral securing the borrower’s loan.

(f) Dividends to shareholders: Dividends are recorded on the ex-dividend date. Dividends from investment income-net are normally declared daily and paid monthly. Dividends from net realized capital gains, if any, are normally declared and paid annually, but the fund may make distributions on a more frequent basis to comply with the distribution requirements of the Internal Revenue Code of 1986, as amended (the “Code”).To the extent that net realized capital gains can be offset by capital loss carryovers, it is the policy of the fund not to distribute such gains. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

(g) Federal income taxes: It is the policy of the fund to continue to qualify as a regulated investment company, if such qualification is in the best interests of its shareholders, by complying with the applicable provisions of the Code, and to make distributions of taxable income sufficient to relieve it from substantially all federal income and excise taxes.

As of and during the period ended June 30, 2014, the fund did not have any liabilities for any uncertain tax positions.The fund recognizes interest and penalties, if any, related to uncertain tax positions as income tax expense in the Statement of Operations. During the period ended June 30, 2014, the fund did not incur any interest or penalties.

The Fund 43

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

Each tax year in the three-year period ended December 31, 2013 remains subject to examination by the Internal Revenue Service and state taxing authorities.

Under the Regulated Investment Company Modernization Act of 2010 (the “2010 Act”), the fund is permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 (“post-enactment losses”) for an unlimited period. Furthermore, post-enactment capital loss carryovers retain their character as either short-term or long-term capital losses rather than short-term as they were under previous statute.The 2010 Act requires post-enactment losses to be utilized before the utilization of losses incurred in taxable years prior to the effective date of the 2010 Act (“pre-enactment losses”).As a result of this ordering rule, pre-enactment losses may be more likely to expire unused.

The fund has an unused capital loss carryover of $81,246,122 available for federal income tax purposes to be applied against future net realized capital gains, if any, realized subsequent to December 31, 2013. If not applied, $15,223,557 of the carryover expires in fiscal year 2015, $42,229,566 expires in fiscal year 2016 and $23,792,999 expires in fiscal year 2017. Based on certain provisions in the Code, various limitations regarding the future utilization of these carry forwards, brought forward as a result of the fund’s merger with the following funds apply: BNY Hamilton High Yield Fund and Dreyfus High Income Fund.

The tax character of distributions paid to shareholders during the fiscal year ended December 31, 2013 was as follows: ordinary income $91,691,480. The tax character of current year distributions will be determined at the end of the current fiscal year.

NOTE 2—Bank Lines of Credit:

The fund participates with other Dreyfus-managed funds in a $265 million unsecured credit facility led by Citibank, N.A. and a $300 million unsecured credit facility provided by The Bank of New York Mellon (each, a “Facility”), each to be utilized primarily for temporary or emergency purposes, including the financing of redemptions. In connection therewith, the fund has agreed to pay its pro rata portion of commitment fees for each Facility. Interest is charged to the fund based on rates determined pursuant to the terms of the respective Facility at the time of borrowing. During the period ended June 30, 2014, the fund did not borrow under the Facilities.

NOTE 3—Investment Management Fee and Other Transactions with Affiliates:

(a) Pursuant to a management agreement with the Manager, the management fee provides or arranges for one or more third parties and/or affiliates to provide investment advisory, administrative, custody, fund accounting and transfer agency services to the fund.The Manager also directs the investments of the fund in accordance with its investment objective, policies and limitations. For these services, the fund is contractually obligated to pay the Manager a fee, calculated daily and paid monthly, at the annual rate of .70% of the value of the fund’s average daily net assets. Out of its fee, the Manager pays all of the expenses of the fund (excluding brokerage commissions, taxes, interest expense, commitment fees on borrowings, Rule 12b-1 Distribution Plan fees, Service Plan fees, fees and expenses of non-interested Trustees (including counsel fees) and extraordinary expenses). In addition, the Manager is required to reduce its fee in an amount equal to the fund’s allocable portion of fees and expenses of the non-interested Trustees (including counsel fees). During the period ended June 30, 2014, Trustees’ fees reimbursed by the Manager amounted to $62,302.

During the period ended June 30, 2014, the Distributor retained $15,661 from commissions earned on sales of the fund’s Class A shares and $324 from CDSCs on redemptions of the fund’s Class C shares.

(b) Under the Distribution Plans adopted pursuant to Rule 12b-1 (the “Distribution Plans”) under the Act, Class A shares pay annually up to .25% of the value of its average daily net assets to compensate the

The Fund 45

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

Distributor for shareholder servicing activities and expenses primarily intended to result in the sale of Class A shares. Class C shares pay the Distributor for distributing its shares at an aggregate annual rate of .75% of the value of the average daily net assets of Class C shares. Class C shares are also subject to a service plan adopted pursuant to Rule 12b-1 (the “Service Plan”), under which Class C shares pay the Distributor for providing certain services to the holders of their shares, a fee at the annual rate of .25% of the value of the average daily net assets of Class C shares. During the period ended June 30, 2014, Class A and Class C shares were charged $380,966 and $392,093, respectively, pursuant to their Distribution Plans. During the period ended June 30, 2014, Class C shares were charged $130,698 pursuant to the Service Plan.

Under its terms, the Distribution Plans and Service Plan shall remain in effect from year to year, provided such continuance is approved annually by a vote of a majority of those Trustees who are not “interested persons” of the Trust and who have no direct or indirect financial interest in the operation of or in any agreement related to the Distribution Plans or Service Plan.

The components of “Due to The Dreyfus Corporation and affiliates” in the Statement of Assets and Liabilities consist of: management fees $971,801, Distribution Plans fees $127,279 and Service Plan fees $21,509 which are offset against an expense reimbursement currently in effect in the amount of $11,322.

(c) Each Board member also serves as a Board member of other funds within the Dreyfus complex. Annual retainer fees and attendance fees are allocated to each fund based on net assets.

NOTE 4—Securities Transactions:

The aggregate amount of purchases and sales of investment securities, excluding short-term securities and forward contracts, during the period ended June 30, 2014, amounted to $582,259,772 and $487,733,075, respectively.

Floating Rate Loan Interests: Floating rate instruments are loans and other securities with interest rates that adjust or “float” periodically. Floating rate loans are made by banks and other financial institutions to their corporate clients.The rates of interest on the loans adjust periodically by reference to a base lending rate, such as the London Interbank Offered Rate (LIBOR) plus a premium or credit spread. Floating rate loans reset on periodic set dates, typically 30 to 90 days, but not to exceed one year.The fund may invest in multiple series or tranches of a loan.A different series or tranche may have varying terms and carry different associated risks.

Derivatives: A derivative is a financial instrument whose performance is derived from the performance of another asset. Each type of derivative instrument that was held by the fund during the period ended June 30, 2014 is discussed below.

Forward Foreign Currency Exchange Contracts: The fund enters into forward contracts in order to hedge its exposure to changes in foreign currency exchange rates on its foreign portfolio holdings, to settle foreign currency transactions or as a part of its investment strategy.When executing forward contracts, the fund is obligated to buy or sell a foreign currency at a specified rate on a certain date in the future.With respect to sales of forward contracts, the fund incurs a loss if the value of the contract increases between the date the forward contract is opened and the date the forward contract is closed.The fund realizes a gain if the value of the contract decreases between those dates.With respect to purchases of forward contracts, the fund incurs a loss if the value of the contract decreases between the date the forward contract is opened and the date the forward contract is closed.The fund realizes a gain if the value of the contract increases between those dates.Any realized or unrealized gains or losses which occurred during the period are reflected in the Statement of Operations.The fund is exposed to foreign currency risk as a result of changes in value of underlying financial instruments.The

The Fund 47

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

fund is also exposed to credit risk associated with counterparty nonper-formance on these forward contracts, which is generally limited to the unrealized gain on each open contract.The following summarizes open forward contracts at June 30, 2014:

		Foreign
Forward Foreign Currency		Currency			Unrealized
Exchange Contracts		Amounts	Proceeds ($)	Value ($) (Depreciation) ($)
Sales:
British Pound,
Expiring:
7/1/2014	[a]	801,195	1,363,665	1,371,157	(7,492)
7/31/2014	[a]	5,520,000	9,390,407	9,444,539	(54,132)
7/31/2014	[b]	4,825,000	8,205,023	8,255,418	(50,395)
Euro,
Expiring:
7/2/2014	[b]	1,708,849	2,332,750	2,339,928	(7,178)
7/31/2014	[a]	10,645,000	14,470,958	14,578,051	(107,093)
7/31/2014	[b]	9,385,000	12,758,607	12,852,514	(93,907)
7/31/2014	[c]	10,660,000	14,493,443	14,598,594	(105,151)
7/31/2014	[d]	10,920,000	14,845,664	14,954,657	(108,993)
					(534,341)

Counterparties:
a	Barclays Bank
b	Goldman Sachs International
c	Commonwealth Bank of Australia
d	Morgan Stanley Capital Services

For financial reporting purposes, the fund does not offset derivative assets and derivative liabilities that are subject to master netting arrangements (“MNA”) in the Statement of Assets and Liabilities.

At June 30, 2014, derivative assets and liabilities (by type) on a gross basis are as follows:

Derivative Financial Instruments:	Assets ($)	Liabilities ($)
Forward contracts	—	534,341
Total gross amount of derivative assets
and liabilities in the Statement of
Assets and Liabilities	—	534,341
Derivatives not subject to
MNA or similar agreements	—	—
Total gross amount of assets and
liabilities subject to MNA or
similar agreements	—	534,341

In accordance with ASU 2013-01, the following table presents derivative assets and liabilities net of amounts available for offsetting under MNA and net of related collateral received or pledged, if any, as of June 30, 2014:

		Financial
		Instruments
		and
		Derivatives
	Gross Amount of	Available	Collateral	Net Amount of
Counterparties	Liabilities ($)[1]	for Offset ($)	Pledged ($)	Liabilities ($)
Barclays Bank	(168,717)	—	—	(168,717)
Commonwealth
Bank of Australia	(105,151)	—	—	(105,151)
Goldman Sachs
International	(151,480)	—	—	(151,480)
Morgan Stanley
Capital Services	(108,993)	—	—	(108,993)
Total	(534,341)	—	—	(534,341)

1 Absent a default event or early termination, over-the-counter derivative assets and liabilities are presented at gross amounts and are not offset in the Statement of Assets and Liabilities.

The following summarizes the average market value of derivatives out-

standing during the period ended June 30, 2014:

Average Market Value ($)
Forward contracts	78,169,189

At June 30, 2014, accumulated net unrealized appreciation on investments was $83,821,550, consisting of $84,636,276 gross unrealized appreciation and $814,726 gross unrealized depreciation.

At June 30, 2014, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Statement of Investments).

The Fund 49

INFORMATION ABOUT THE RENEWAL OF THE FUND’S
INVESTMENT MANAGEMENT AGREEMENT (Unaudited)

At a meeting of the fund’s Board of Trustees held on February 19-20, 2014, the Board considered the renewal of the fund’s Management Agreement pursuant to which Dreyfus provides the fund with investment advisory and administrative services (the “Agreement”). The Board members, none of whom are “interested persons” (as defined in the Investment Company Act of 1940, as amended) of the fund, were assisted in their review by independent legal counsel and met with counsel in executive session separate from Dreyfus representatives. In considering the renewal of the Agreement, the Board considered all factors that it believed to be relevant, including those discussed below. The Board did not identify any one factor as dispositive, and each Board member may have attributed different weights to the factors considered.

Analysis of Nature, Extent, and Quality of Services Provided to the Fund. The Board considered information provided to them at the meeting and in previous presentations from Dreyfus representatives regarding the nature, extent, and quality of the services provided to funds in the Dreyfus fund complex. Dreyfus provided the number of open accounts in the fund, the fund’s asset size and the allocation of fund assets among distribution channels. Dreyfus also had previously provided information regarding the diverse intermediary relationships and distribution channels of funds in the Dreyfus fund complex (such as retail direct or intermediary, in which intermediaries typically are paid by the fund and/or Dreyfus) and Dreyfus’ corresponding need for broad, deep, and diverse resources to be able to provide ongoing shareholder services to each intermediary or distribution channel, as applicable to the fund.

The Board also considered research support available to, and portfolio management capabilities of, the fund’s portfolio management personnel and that Dreyfus also provides oversight of day-to-day fund operations, including fund accounting and administration and assistance in meeting legal and regulatory requirements. The Board also considered Dreyfus’ extensive administrative, accounting, and compliance infrastructures.

Comparative Analysis of the Fund’s Performance and Management Fee and Expense Ratio. The Board reviewed reports prepared by Lipper, Inc. (“Lipper”), an independent provider of investment company data, which included information comparing (1) the fund’s performance with the performance of a group of comparable funds (the “Performance Group”) and with a broader group of funds (the “Performance Universe”), all for various periods ended December 31, 2013, and (2) the fund’s actual and contractual management fees and total expenses with those of a group of comparable funds (the “Expense Group”) and with a broader group of funds (the “Expense Universe”), the information for which was derived in part from fund financial statements available to Lipper as of the date of its analysis. Dreyfus previously had furnished the Board with a description of the methodology Lipper used to select the Performance Group and Performance Universe and the Expense Group and Expense Universe.

Dreyfus representatives stated that the usefulness of performance comparisons may be affected by a number of factors, including different investment limitations that may be applicable to the fund and comparison funds.The Board discussed the results of the comparisons and noted that the fund’s total return performance was below the Performance Group and Performance Universe medians for the various periods, except for the one-year period when the fund’s performance was above the Performance Group median, and the one- and two-year periods, when the fund’s performance was above the Performance Universe medians.The Dreyfus representatives noted the proximity of the fund’s performance to the Performance Group and/or Performance Universe median in several of the periods when performance was below the median. The Board also noted that the fund’s yield performance was above the Performance Group median for eight of the ten one-year periods ended December 31st and above the Performance Universe median for all ten one-year periods ended December 31st. Dreyfus also

The Fund 51

INFORMATION ABOUT THE RENEWAL OF THE FUND’S INVESTMENT
MANAGEMENT AGREEMENT (Unaudited) (continued)

provided a comparison of the fund’s calendar year total returns to the returns of the fund’s benchmark index. Dreyfus representatives discussed with the Board the reasons for the fund’s total return underperformance compared to the performance of the funds in the Performance Group and Performance Universe.

The Board also reviewed the range of actual and contractual management fees and total expenses of the Expense Group and Expense Universe funds and discussed the results of the comparisons. Taking into account the fund’s “unitary” fee structure, the Board noted that the fund’s contractual management fee was above the Expense Group median, the fund’s actual management fee was above the Expense Group and Expense Universe medians and the fund’s total expenses were below the Expense Group and Expense Universe medians.

Dreyfus representatives reviewed with the Board the management or investment advisory fees (1) paid by funds advised or administered by Dreyfus that are in the same Lipper category as the fund and (2) paid to Dreyfus or the Dreyfus-affiliated primary employer of the fund’s primary portfolio manager(s) for advising any separate accounts and/or other types of client portfolios that are considered to have similar investment strategies and policies as the fund (the “Similar Clients”), and explained the nature of the Similar Clients.They discussed differences in fees paid and the relationship of the fees paid in light of any differences in the services provided and other relevant factors, noting the fund’s “unitary” fee structure.The Board considered the relevance of the fee information provided for the Similar Clients to evaluate the appropriateness and reasonableness of the fund’s management fee.

Analysis of Profitability and Economies of Scale. Dreyfus representatives reviewed the expenses allocated and profit received by Dreyfus and its affiliates and the resulting profitability percentage for managing the fund and the aggregate profitability percentage to Dreyfus and its affiliates for managing the funds in the Dreyfus fund complex, and the method used to determine the expenses and profit. The Board concluded that the profitability results were not unreasonable, given the services rendered and service levels provided by Dreyfus. The Board also had been pro-

vided with information prepared by an independent consulting firm regarding Dreyfus’ approach to allocating costs to, and determining the profitability of, individual funds and the entire Dreyfus fund complex. The consulting firm also had analyzed where any economies of scale might emerge in connection with the management of a fund.

The Board considered on the advice of its counsel the profitability analysis (1) as part of its evaluation of whether the fees under the Agreement bear a reasonable relationship to the mix of services provided by Dreyfus, including the nature, extent and quality of such services, and (2) in light of the relevant circumstances for the fund and the extent to which economies of scale would be realized if the fund grows and whether fee levels reflect these economies of scale for the benefit of fund shareholders. Dreyfus representatives also noted that, as a result of shared and allocated costs among funds in the Dreyfus fund complex, the extent of economies of scale could depend substantially on the level of assets in the complex as a whole, so that increases and decreases in complex-wide assets can affect potential economies of scale in a manner that is disproportionate to, or even in the opposite direction from, changes in the fund’s asset level.The Board also considered potential benefits to Dreyfus from acting as investment adviser and noted that there were no soft dollar arrangements in effect for trading the fund’s investments.

At the conclusion of these discussions, the Board agreed that it had been furnished with sufficient information to make an informed business decision with respect to the renewal of the Agreement. Based on the discussions and considerations as described above, the Board concluded and determined as follows.

  The Board concluded that the nature, extent and quality of the services provided by Dreyfus are adequate and appropriate.

  The Board was satisfied with the fund’s yield performance.The Board noted the recent improvement in the fund’s total return performance but agreed to continue to closely monitor performance.

  The Board concluded that the fee paid to Dreyfus was reasonable in light of the considerations described above.

The Fund 53

INFORMATION ABOUT THE RENEWAL OF THE FUND’S INVESTMENT
MANAGEMENT AGREEMENT (Unaudited) (continued)

  The Board determined that the economies of scale which may accrue to Dreyfus and its affiliates in connection with the management of the fund had been adequately considered by Dreyfus in connection with the fee rate charged to the fund pursuant to the Agreement and that, to the extent in the future it were determined that material economies of scale had not been shared with the fund, the Board would seek to have those economies of scale shared with the fund.

In evaluating the Agreement, the Board considered these conclusions and determinations and also relied on its previous knowledge, gained through meetings and other interactions with Dreyfus and its affiliates, of the fund and the services provided to the fund by Dreyfus.The Board also relied on information received on a routine and regular basis throughout the year relating to the operations of the fund and the investment management and other services provided under the Agreement, including information on the investment performance of the fund in comparison to similar mutual funds and benchmark performance indices; general market outlook as applicable to the fund; and compliance reports. In addition, the Board’s consideration of the contractual fee arrangements for this fund had the benefit of a number of years of reviews of prior or similar agreements during which lengthy discussions took place between the Board and Dreyfus representatives. Certain aspects of the arrangements may receive greater scrutiny in some years than in others, and the Board’s conclusions may be based, in part, on their consideration of the same or similar arrangements in prior years.The Board determined that renewal of the Agreement was in the best interests of the fund and its shareholders.

NOTES

For More Information

Telephone Call your financial representative or 1-800-DREYFUS
Mail The Dreyfus Family of Funds, 144 Glenn Curtiss Boulevard, Uniondale, NY 11556-0144

© 2014 MBSC Securities Corporation

The fund files its complete schedule of portfolio holdings with the Securities and Exchange
Commission (“SEC”) for the first and third quarters of each fiscal year on Form N-Q. The fund’s Forms N-Q are available on the SEC’s website at http://www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on
the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

A description of the policies and procedures that the fund uses to determine how to vote proxies relating to portfolio securities, and information regarding how the fund voted these proxies for the most recent 12-month period ended June 30 is available at
http://www.dreyfus.com and on the SEC’s website at http://www.sec.gov. The description of the policies and procedures is also available without charge, upon request, by calling 1-800-DREYFUS.

Item 2.       Code of Ethics.

                  Not applicable.

Item 3.       Audit Committee Financial Expert.

                  Not applicable.

Item 4.       Principal Accountant Fees and Services.

                  Not applicable.

Item 5.       Audit Committee of Listed Registrants.

                  Not applicable.

Item 6.       Investments.

(a)              Not applicable.

Item 7.       Disclosure of Proxy Voting Policies and Procedures for Closed-End Management      Investment Companies.

                  Not applicable.

Item 8.       Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9.       Purchases of Equity Securities by Closed-End Management Investment Companies and         Affiliated Purchasers.

                  Not applicable.  [CLOSED END FUNDS ONLY]

Item 10.     Submission of Matters to a Vote of Security Holders.

                  There have been no material changes to the procedures applicable to Item 10.

Item 11.     Controls and Procedures.

(a)        The Registrant's principal executive and principal financial officers have concluded, based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant's disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-CSR is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-CSR is accumulated and communicated to the Registrant's management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b)        There were no changes to the Registrant's internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 12.     Exhibits.

(a)(1)   Not applicable.

(a)(2)   Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.

(a)(3)   Not applicable.

(b)        Certification of principal executive and principal financial officers as required by Rule 30a-2(b) under the Investment Company Act of 1940.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

The Dreyfus/Laurel Funds Trust

By: /s/ Bradley J. Skapyak
Bradley J. Skapyak, President
Date:	August 21, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By: /s/ Bradley J. Skapyak
Bradley J. Skapyak, President
Date:	August 21, 2014

By: /s/ James Windels
James Windels, Treasurer
Date:	August 21, 2014

EXHIBIT INDEX

(a)(2)   Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.  (EX-99.CERT)

(b)        Certification of principal executive and principal financial officers as required by Rule 30a-2(b) under the Investment Company Act of 1940.  (EX-99.906CERT)